Share Incentive Plan - Schedule of Restricted Share Granted (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Number of Restricted shares Outstanding, Beginning Balance	920,000
Weighted Average Grant date Fair Value, Beginning Balance (in Dollars per share)	$ 1.74
Number of Restricted shares Outstanding, Granted	1,344,000	935,000
Weighted Average Grant date Fair Value, Granted (in Dollars per share)	$ 0.85	$ 1.74
Number of Restricted shares Outstanding, Vested	(355,500)	(15,000)
Weighted Average Grant date Fair Value, Vested (in Dollars per share)	$ 1.57	$ 1.82
Number of Restricted shares Outstanding, Ending Balance	1,908,500	920,000
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share)	$ 1.15	$ 1.74
Monte Carlo Simulation Model [Member]
Disclosure of classes of share capital [line items]
Number of Restricted shares Outstanding, Beginning Balance
Weighted Average Grant date Fair Value, Beginning Balance (in Dollars per share)
Number of Restricted shares Outstanding, Granted	2,400,000
Weighted Average Grant date Fair Value, Granted (in Dollars per share)	$ 0.53
Number of Restricted shares Outstanding, Ending Balance	2,400,000
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share)	$ 0.53